UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EQCC Receivables Corporation
(Exact name of depositor as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2018 to December 31, 2018.

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer:    025-00861

Central Index Key Number of securitizer:  0000897897

Michelle Drello  213-345-9506 _____________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [ X ]

_____   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  ___________

________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

 Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).1

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The depositor hereby terminates its and its affiliates' reporting obligations pursuant to Rule 15Ga-1(c)(3) as the date of the last payment of the last asset-backed security outstanding that was issed by the depositor was May 25, 2018.

Item 99.1 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G:
N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

EQCC Receivables Corporation
 (Depositor)

By:     /s/ Michelle Drello
Name:    Michelle Drello
 (Senior Officer in Charge of Securitization)

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests  ("Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.